FINANCIAL RISK MANAGEMENT ACTIVITIES - Maturities of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 654	$ 635	$ 601
Borrowings	2,735	2,657	2,601
USD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	2,638	2,610	2,437
AUD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	33		22
TZS
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	64	47	53
ZAR
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings			89
Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	647	627	586
Borrowings	119	205	802
Within one year | USD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 113	$ 158	$ 790
Effective rate %	4.30%	5.00%	5.80%
Within one year | AUD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 0		$ 0
Effective rate %	1.50%		2.30%
Within one year | TZS
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 6	$ 47	$ 6
Effective rate %	12.50%	12.50%	12.50%
Within one year | ZAR
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings			$ 6
Effective rate %			8.10%
Between one and two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 7	$ 8	$ 15
Borrowings	115	901	185
Between one and two years | USD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 76	$ 901	$ 132
Effective rate %	4.20%	5.00%	6.00%
Between one and two years | AUD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 33		$ 0
Effective rate %	1.50%		2.30%
Between one and two years | TZS
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 6	$ 0	$ 47
Effective rate %	12.50%	0.00%	12.50%
Between one and two years | ZAR
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings			$ 6
Effective rate %			8.10%
Between two and five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 0	$ 0	$ 0
Borrowings	332	137	1,012
Between two and five years | USD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 280	$ 137	$ 913
Effective rate %	4.10%	4.60%	6.10%
Between two and five years | AUD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 0		$ 22
Effective rate %	0.00%		2.30%
Between two and five years | TZS
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 52	$ 0	$ 0
Effective rate %	12.50%	0.00%	0.00%
Between two and five years | ZAR
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings			$ 77
Effective rate %			8.10%
After five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 0	$ 0	$ 0
Borrowings	2,169	1,414	602
After five years | USD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 2,169	$ 1,414	$ 602
Effective rate %	4.10%	4.60%	6.50%
After five years | AUD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 0		$ 0
Effective rate %	0.00%		0.00%
After five years | TZS
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 0	$ 0	$ 0
Effective rate %	0.00%	0.00%	0.00%
After five years | ZAR
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings			$ 0
Effective rate %			0.00%